FINANCIAL STATEMENTS

                   LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.
                         FOR THE PERIOD JANUARY 1, 2002
                                TO MARCH 31, 2002









                  A claim of exemption under regulation 4.7 has been filed with the Commodity Futures Trading
                  Commission for Lazard Alternative Strategies
                                  Fund, L.L.C.

                   AFFIRMATION OF THE COMMODITY POOL OPERATOR




     IN WITNESS WHEREOF, the undersigned has made and signed this document as of the 22nd day of May, 2002, and affirms that to the best of his knowledge and belief the information contained in this Financial Statement is accurate and complete.




                             By:  /s/ MICHAEL S. ROME
                             Michael S. Rome - Managing Director, Lazard
                                 Alternatives, LLC.
                             For Lazard Alternative Strategies Fund, LLC.

                              FINANCIAL STATEMENTS
                   LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.
                         FOR THE PERIOD JANUARY 1, 2002
                                TO MARCH 31, 2002



Management Commentary                                                          1
Independent Auditors' Report                                                   8
Schedule of Investments                                                        9
Statement of Assets, Liabilities and Members' Capital - Net Assets            10
Statement of Operations                                                       11
Statement of Changes in Members' Capital - Net Assets                         12
Statement of Cash Flows                                                       13
Notes to Financial Statements                                                 14

[LETTERHEAD OMITTED]    LAZARD

ADMINISTRATOR
PFPC, Inc.

400 Bellevue Parkway
Wilmington
Delaware 19809

Tel:  302-791-1759
Fax:  302-719-2693

Lazard Alternative Strategies Fund, LLC

May 24, 2002


Dear Investor,

The LAZARD ALTERNATIVE STRATEGIES FUND, LLC (the "Company") was launched on September 1, 2001. Despite challenging market conditions, the Company has posted positive performance each month and has gained 3.71% since inception. In addition, the Company has bettered its 4-7% annualized volatility targets, net of fees, by achieving 1.29% annualized volatility over the past 7 months.

The Company has performed relatively well during the first quarter of 2002 in comparison to its peers and considering the testing environment.



                                                            Q1 2002                      SINCE SEPT 1, 2001 1
                                               RATE OF RETURN   VOLATILITY 2    RATE OF RETURN       VOLATILITY 2
LAZARD ALTERNATIVE STRATEGIES FUND, LLC 3           1.32%          0.64%            3.71%                1.29%
Hedge Fund Research Fund of Funds Index 4           1.25%          1.61%            1.99%                3.23%
MSCI World Index 4                                  0.30%         13.10%           -1.29%               17.07%
S&P 500 4                                           0.30%         11.02%            1.22%               17.14%
Three Month U.S. Treasury Bill Rate 4               0.44%          0.04%            1.38%                0.20%


The first quarter of 2002 proved frustrating for investors as they sifted through mixed economic data for signs of a rapid economic recovery. January saw few changes in market levels, yet intra-month volatility was substantial. A recovery in manufacturing data, continued strength in consumer spending, and no signs of latent inflation provided some comfort for investors in February, yet increasing skepticism relating to complex corporate accounting procedures led to a broader market sell-off. March's gains in the Dow Jones Industrial Average, S&P 500 and Nasdaq Composite indices made mostly during the first ten days of the month, left many hedge funds struggling with the intra-month volatility.


-----------------
1 This is the inception date of the Company.

2 Measured as annualized standard deviation of monthly returns.

3 Returns are reported net of fees, including any incentive reallocation. Past performance is not indicative of future results.

4 The investment programs of the Company and the hedge funds in which it invests are not restricted to securities comprising these indices, and the Company and the hedge funds may use various techniques, such as short selling not reflected in these indices.

[LOGO OMITTED]      LAZARD


The Company preserved capital and posted modest gains in this difficult environment. We remain committed to the Company's strategy of investing in a diversified portfolio across all of the major hedge fund strategies: Event Driven, Long/Short, Relative Value and Tactical Trading. Event Driven and Relative Value strategies were the largest contributors to performance over the quarter, in line with their allocations.


                    STRATEGY WEIGHTINGS AS OF MARCH 31, 2002

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Relative Value                  28%
Event Driven                    26%
Long/Short                      22%
Tactical Trader                 20%
Cash                             4%


                        Q1 2002 PERFORMANCE CONTRIBUTION

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

STRATEGY                        BASIS POINTS
--------                        ------------
Tactical Trader                    15
Long/Short                         (6)
Event Driven                       78
Relative Value                     83

     Presented gross of fees and expenses. For net performance, see page 1.

[LOGO OMITTED]   LAZARD

EVENT DRIVEN STRATEGIES
26.20% OF PORTFOLIO AS OF MARCH 31, 2002

The Company is currently allocated to five hedge funds in the Event Driven strategy. Sub-styles of these hedge funds are merger arbitrage (U.S. and non-U.S.), distressed securities and special situations. All the funds in this strategy performed positively over the quarter, making Event Driven Strategies the second largest contributor to performance during the quarter.



                                  EVENT DRIVEN

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SUB-STYLE                 BASIS POINTS
---------                 ------------
Special Situations              49
Merger Arbitrage                 9
Distressed Securities           19


     Presented gross of fees and expenses. For net performance, see page 1.


U.S. merger and acquisition activity remains low, with transactions the slowest in many years. As deals are closed, few new announced deals have sufficiently attractive risk and reward characteristics to appear worth allocating capital and therefore, many hedge funds have been forced to build large cash reserves. In light of this and with little change in the outlook for the strategy going forward, the Company decided to divest its holdings from one manager, dedicated solely to high quality U.S. merger arbitrage.

The Company will maintain a minimal holding in merger arbitrage, but will favor managers with more flexible investment mandates. As non-U.S. merger arbitrage has proven to be slightly more resilient than the U.S. market, managers employing global and non-U.S. strategies have continued to contribute to Company performance. Other managers with more diverse expertise have also been able to allocate away from merger arbitrage into other more profitable Event Driven strategies, such as distressed securities, corporate re-structurings, and index re-balancing.

[LOGO OMITTED]   LAZARD

Distressed and special situations investing continues to be the highlight of the Event Driven sector. Whilst not without some intra-quarter volatility, distressed securities continued to deliver high-quality opportunities to those with the ability to appropriately assess credit situations. Well-known names such as Enron and Global Crossing dominated the distressed debt markets early in the quarter causing credit concerns to permeate the market. For many, this led the way to attractive entry points for establishing new positions. Despite the in-flow of capital into the distressed market, supply, both in quantity and quality, remains robust. During 2001, 257 public companies filed for bankruptcy for a total of almost $230 billion. As of the end of the first quarter, 67 public companies had already filed, with two of the companies: Global Crossing and Kmart, ranking among the 15 largest bankruptcy filings since 1980. 5 In addition, large portions of the high-yield market are currently trading at market levels traditionally classified as distressed, continuing to increase the supply. The consensus among Event Driven credit specialists favors bank debt, direct lending and basic cyclical industry distressed investments.


RELATIVE VALUE STRATEGIES
27.88% OF PORTFOLIO AS OF MARCH 31, 2002

The Company is currently allocated to six funds in the Relative Value strategy. The specific styles of these underlying hedge funds can be classified as convertible arbitrage (U.S. and non-U.S.), mortgage-backed securities investing, global fixed income arbitrage and multi-strategy arbitrage. Similar to the last quarter of 2001, relative value strategies were the most consistent performers and added the most to performance throughout the first quarter of 2002. Sub-strategy gross performance contributions for the period were as follows:


                                 RELATIVE VALUE


EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SUB-STYLE                 BASIS POINTS
---------                 ------------
Multi Arbitrage                  4
Fixed Income Arbitrage          51
Convertible Arbitrage           27

     Presented gross of fees and expenses. For net performance, see page 1.

------------
5 BankruptcyData.com

[LOGO OMITTED]   LAZARD

The Company's investment in convertible arbitrage strategies contributed positively over the quarter. During February, Lipper Convertibles, LP re-stated its NAV down 40%. The loss appears to have resulted from concentrated poor security selection coupled with a long-standing failure to properly mark the portfolio to market. These losses were further magnified by the use of leverage. The Company did not have an allocation to this hedge fund. This event had little effect on the rest of the convertible market, other than encouraging hedge fund investors to take a closer look at their due diligence processes. Instead, convertible managers wrestled with the continuing decline in realizable stock volatility, as well as, losses on credit hedges. Managers with well-researched credits continued to perform well.


Fixed income arbitrage strategies performed extremely well given the environment. Mortgage-backed security investors continued to deliver superior returns throughout the quarter, despite some return that was sacrificed in order to hedge against market volatility and remain neutral to interest rate duration/convexity changes. In addition, capital structure arbitrage continued to deliver profitable opportunities and appears to have continued favorable prospects in the near term.



LONG/SHORT
21.94% OF PORTFOLIO AS OF MARCH 31, 2002

The Company is currently allocated to five funds in Long/Short equity strategies. Long/Short equity was the poorest performing of all the strategies in the Company and even detracted slightly from overall performance. Sub-strategy gross performance contributions for the period were as follows:



                               LONG/SHORT EQUITY

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

SUB-STYLE             BASIS POINTS
---------             ------------
Asian Equity                (1)
European Equity              4
Sector Focused             (37)
US Equity                   27


     Presented gross of fees and expenses. For net performance, see page 1.

[LOGO OMITTED]  LAZARD

Equity markets continued on their unpredictable path, yet ended close to their starting market levels. The managers within the Long/Short sector had the most difficulty over the quarter.

One of our holdings in a U.S. stock picker was continually tested as the market questioned his fundamentally-based stock selection. The manager, who has held a net short position since the fourth quarter of last year, eked out minimal returns over the quarter, due mostly from gains in February when the market finally rewarded his patience. The other U.S. focused manager, who was added to the portfolio in November, held a slight net long bias and managed positive returns each month of the quarter. One manager specializing in healthcare and biosciences, while continually outperforming the sector benchmark, still suffered from a net long position in a plummeting sector. Finally, the market gave way to his stock selections in March, but still not enough to compensate for the losses earlier in the quarter. Non-U.S. equity managers produced minimal returns, but overall the style was still a marginal drag on Company performance.



TACTICAL TRADING
20.16% OF PORTFOLIO AS OF MARCH 31, 2002

The Company is currently allocated to four funds in the Tactical Trading strategy. Tactical Trading strategies differ between hedge funds, but generally can be grouped as either systematic or discretionary. Currently, the Company has no allocations to systematic trading strategies, which typically involve trend-following and other computer-driven models based on technical analysis of price data. Therefore, the 0.15% of gross contribution from this strategy over the quarter came solely from discretionary managers.

As strategies between Tactical Traders differ greatly, so do returns. This past quarter saw a wide dispersion of returns. Gains came mostly from correctly positioning for macro movements in currencies and interest rates in January and February. Use of derivatives by these hedge funds added to these gains, especially in cases where volatility played a factor. Losses came primarily from currency positions in March, particularly in $/Yen where timing was as important as direction.

[LOGO OMITTED]   LAZARD

OUTLOOK

Early in the quarter, doubts of the imminent "V shaped" recovery appeared within the hedge fund community. While others expected recovery during the second half of the year, many hedge funds believed that the first half would actually post the strongest economic readings with a second dip coming later in the year. This view has grown in popularity and now seems to be the consensus among many of our managers. Contrary to the double dip scenario, there is also a conviction that interest rates will have to rise. Should there be any confirmation that the economy has indeed moved to recovery, a rate change may be seen possibly as soon as the end of the second quarter. We assess the interest rate tightening scenario as a potential, but a very real risk, and are therefore tilting our portfolio away from strategies reliant on cheap funding or with imbedded interest rate duration. Although agnostic about the direction of equity indices, there seems to be an opportunity for stock picking. In addition, the market for distressed remains fertile, and those with credit expertise are likely to prosper.




Sincerely,

/s/ KIT BOYATT
Kit Boyatt
Director


/s/ CHRISTIAN FREI
Christian Frei
Director


/s/ CHRIS HEASMAN
Chris Heasman
Director

INDEPENDENT AUDITORS' REPORT

To the Board of Managers and Members of
Lazard Alternative Strategies Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital -- net assets of Lazard Alternative Strategies Fund, L.L.C. (the "Fund"), including the schedule of investments in Portfolio Funds, as of March 31, 2002, and the related statements of operations and of cash flows for the three month period then ended, and the changes in members' capital -- net assets for the period ended December 31, 2001 and the three-month period ended March 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2002, and the results of its operations, its cash flows, and the changes in its members' capital and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Fund's investments in Portfolio Funds (approximately 96.18% of net assets), are stated at fair value based on estimates received from the Portfolio Funds prior to the release of such Portfolio Funds' audited financial statements. The respective managements of the Portfolio Funds have estimated the fair values relating to certain of the underlying investments of these Portfolio Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.


DELOITTE & TOUCHE LLP
New York, New York
May 17, 2002

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

                                                                                     MARCH 31, 2002
INVESTMENTS IN PORTFOLIO FUNDS   (96.18%)
       RELATIVE VALUE   (27.88%)
             Argent Lowlev Convertible Arbitrage Fund, LLC                             $  1,123,198
             Blackthorn Partners, LP                                                        645,332
             Footbridge Capital, LLC                                                      1,560,192
             LIM Asia Arbitrage Fund                                                        665,883
             Sagamore Hill Partners, LP                                                     888,964
             West Side Partners, LP                                                       1,554,051
                                                                                       ------------
                                                                                          6,437,620
                                                                                       ------------
       EVENT DRIVEN   (26.20%)
             European Merger Fund, LLC                                                      670,508
             Farallon Capital Partners, LP                                                2,675,469
             Marathon Special Opportunity Fund, LP                                          918,780
             The Canyon Value Realization Fund, LP                                        1,142,466
             York Capital Management, LP                                                    639,965
                                                                                       ------------
                                                                                          6,047,188
                                                                                       ------------
       TACTICAL TRADING   (20.16%)
             Graham Global Investment Fund, LTD                                           1,309,535
             Rubicon Global Partners, LP                                                    904,419
             The Global Interest Rate Hedged Fund                                         1,090,513
             Vega Select Opportunities Fund, LTD                                          1,349,739
                                                                                       ------------
                                                                                          4,654,206
                                                                                       ------------
       LONG/SHORT   (21.94%)
             Candlewood QP Fund, LP                                                         818,538
             MPM BioEquities Fund, LP                                                       576,527
             RAB Europe Partners, LP                                                        682,576
             Shaker Investments, LP                                                       2,350,887
             Whitney New Japan Partners, LP                                                 637,667
                                                                                       ------------
                                                                                          5,066,195
                                                                                       ------------

       TOTAL INVESTMENTS IN PORTFOLIO FUNDS (COST $21,150,452)                           22,205,209

       OTHER ASSETS, LESS LIABILITIES (3.82%)                                               882,259
                                                                                       ------------
       MEMBERS' CAPITAL - NET ASSETS (100.00%)                                         $ 23,087,468
                                                                                       ============


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
-------------------------------------------------------------------------------

                                                                                               MARCH 31, 2002
ASSETS

Investments in Portfolio Funds, at fair value (cost - $21,150,452)                              $ 22,205,209
Cash and cash equivalents                                                                            433,910
Redemption of Portfolio Funds                                                                        641,061
Interest receivable                                                                                      299
                                                                                                ------------

      TOTAL ASSETS                                                                                23,280,479
                                                                                                ------------

LIABILITIES

Management fee payable                                                                                56,711
Professional fees payable                                                                             57,775
Accounting and administration fees payable                                                            19,168
Distribution payable from Special Member Account                                                      56,945
Other accrued expenses                                                                                 2,412
                                                                                                ------------

      TOTAL LIABILITIES                                                                              193,011
                                                                                                ------------

           NET ASSETS                                                                           $ 23,087,468
                                                                                                ============

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                                                           $ 22,188,025
Accumulated net investment loss                                                                     (180,828)
Accumulated net realized gains                                                                        25,514
Accumulated net unrealized appreciation on investments                                             1,054,757
                                                                                                ------------

      MEMBERS' CAPITAL - NET ASSETS                                                             $ 23,087,468
                                                                                                ============


                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                JANUARY 1, 2002
                                                                               TO MARCH 31, 2002

INVESTMENT INCOME
    Interest                                                                      $     467
                                                                                  ---------

         TOTAL INVESTMENT INCOME                                                        467
                                                                                  ---------

EXPENSES
    OPERATING EXPENSES:
      Management fees                                                                56,711
      Accounting and administration fees                                             31,563
      Audit fees                                                                     22,712
      Board of Managers' fees and expenses                                           17,588
      Legal fees                                                                      6,164
      Custodian fees                                                                    683
      Miscellaneous                                                                     616
                                                                                  ---------

         TOTAL OPERATING EXPENSES                                                   136,037


      Accounting and administration fees waived                                     (15,000)
                                                                                  ---------

         NET EXPENSES                                                               121,037
                                                                                  ---------

         NET INVESTMENT LOSS                                                       (120,570)


         NET REALIZED GAIN ON INVESTMENTS                                            25,514

         NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                       425,050
                                                                                  ---------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES            329,994

         INCENTIVE REALLOCATION                                                     (32,999)
                                                                                  ---------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES
           AVAILABLE FOR DISTRIBUTION TO CONTRIBUTING MEMBERS                     $ 296,995
                                                                                  =========

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------
For the periods ending December 31, 2001 and March 31, 2002

                                                                     Contributing            Special
                                                                       Members                Member                  Total


    Capital contributions                                           $ 22,029,970            $     --               $ 22,029,970
    Capital distributions                                                     --                  --                          0
    Net investment loss                                                  (60,258)                 --                    (60,258)
    Net change in unrealized appreciation on
      investments                                                        629,707                  --                    629,707
    Incentive reallocation                                               (56,945)             56,945                         --
                                                                    -----------------------------------------------------------

      Members' capital at December 31, 2001                           22,542,474              56,945                 22,599,419


    Capital contributions                                              $ 215,000            $     --               $    215,000
    Capital distributions                                                     --             (56,945)                   (56,945)
    Net investment loss                                                 (120,570)                 --                   (120,570)
    Net realized gain on investments                                      25,514                  --                     25,514
    Net change in unrealized appreciation on
      investments                                                        425,050                  --                    425,050
    Tentative Incentive reallocation                                     (32,999)             32,999                          -
                                                                    -----------------------------------------------------------

      Members' capital at March 31, 2002                            $ 23,054,469            $ 32,999               $ 23,087,468
                                                                    ===========================================================

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                            JANUARY 1, 2002
                                                                                           TO MARCH 31, 2002
CASH FLOWS FROM OPERATING ACTIVITIES
Increase in members' capital derived from investment activities available
    for distribution to contributing members                                                   $ 296,995
    Adjustments to reconcile increase in members' capital derived from investment activities to net cash provided by operating activities:
         Purchases of Portfolio Funds                                                           (982,452)
         Proceeds from redemption of Portfolio Funds                                           1,523,514
         Net increase in receivable for redemption of Portfolio Funds                           (641,061)
         Net realized gain on redemptions of Portfolio Funds                                     (25,514)
         Net appreciation on investments in Portfolio Funds                                     (425,050)
         Incentive reallocation                                                                   32,999
         Decrease in receivable from Lazard Asset Management                                     335,897
         Increase in interest receivable                                                             (98)
         Increase in expenses payable                                                             23,931

                                                                                               ---------
   Net cash provided by operating activities                                                     139,161
                                                                                               ---------

CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                                        215,000
    Capital withdrawals                                                                          (56,945)
                                                                                               ---------
    Net cash provided by financing activities                                                    158,055
                                                                                               ---------

Net increase in cash and cash equivalents                                                        297,216
Cash and cash equivalents at beginning of period                                                 136,694
                                                                                               ---------
Cash and cash equivalents at end of period                                                     $ 433,910
                                                                                               =========

                 See Accompanying Notes to Financial Statements

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2002
--------------------------------------------------------------------------------
     1.  Organization

         Lazard Alternative Strategies Fund, L.L.C. (the "Company") was organized as a Delaware limited liability company on May 31, 2001. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The objective of the Company is to achieve long-term capital appreciation. The Company seeks to achieve its objective through the allocation of capital among selective alternative asset managers (the "Portfolio Managers") or the funds they operate ("Portfolio Funds"). The Company will primarily invest in Portfolio Funds which are unregistered funds. Lazard Alternatives LLC, a subsidiary of Lazard Freres & Co. LLC ("LF&Co."), a New York limited liability company, serves as the Company's investment adviser and manager (herein referred to as the "Investment Adviser" or "Lazard Alternatives") pursuant to an investment advisory agreement under which it directs the Company's investment program and pursuant to a management agreement under which it provides management and administration services to the Company. Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers").

         On March 18, 2002, the Board of Managers changed the fiscal year end of the Company from December 31 to March 31.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.  NET ASSET VALUATION

         The net asset value of the Company is determined as of the close of business on the last business day of each month (the "Valuation Date"). The Company will value interests in Portfolio Funds at fair value, which ordinarily will be the value determined by their Portfolio Managers in accordance with the policies established by the relevant Portfolio Fund.

         Investments in Portfolio Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums. The Company values these investments at fair value based on financial data supplied by the Portfolio Funds.

         Interest income is recorded on the accrual basis.

         The Company's investments in Portfolio Funds are carried at fair value as determined by the Company's pro rata interest in the net assets of each Portfolio Fund based on the financial data supplied by the Portfolio Funds, and are net of management and performance incentive fees or allocations payable to the Portfolio Funds' managers as required by the Portfolio Funds' agreements. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund's financial statements. Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Portfolio Funds as a return of capital.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------
     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  FUND EXPENSES

         The Company will bear all expenses incurred in the business of the Company, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board of Managers. The Company will also bear the Management Fee paid to the Investment Adviser.

         C.  INCOME TAXES

         As the Company will be treated as a partnership for federal, state and local income tax purposes, each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. Therefore, no provision for the payment of federal, state or local income taxes has been provided for.

         D.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that mature within three months as cash equivalents. At March 31, 2002, $433,910 in cash equivalents was held at PNC Bank.

         E.  ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

     3.  MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

         Lazard Alternatives provides certain administration and investor services to the Company, including, among other things, providing office space and other support services to the Company, preparing marketing and investor communications, maintaining and preserving certain records of the Company, preparing and filing various materials with state and federal regulators, providing certain legal and regulatory advice in connection with administrative functions and reviewing and arranging for payment of the Company's expenses. As the Investment Advisor, Lazard Alternatives is also responsible for managing the Company's assets and selecting Portfolio Funds. In consideration for such services, the Company will pay Lazard Alternatives a quarterly management fee of .25% (1% on an annualized basis) of the Company's net assets.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

    3. MANAGEMENT FEE, PROFIT ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Net profits or net losses of the Company for each allocation period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Member Account, as defined) as of the last day of each allocation period in accordance with members' respective investment percentages for the allocation period. Generally at the end of each calender year an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Member Account. For the period ended March 31, 2002, the tentative incentive allocation was $32,999.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $6,000 plus a fee for each meeting attended. Currently, one Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company serves as custodian of the Company's assets and provides custodial services for the Company. PFPC Inc. serves as administrator and accounting agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services. The Company pays a monthly fee to the administrator based primarily upon average net assets, subject to a minimum monthly fee, and will reimburse certain of the administrator's expenses. During the period ended March 31, 2002, PFPC Inc. agreed to waive its expenses in the amount of $15,000.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Portfolio Funds for the period ended March 31, 2002, amounted to $982,452 and $1,523,514, respectively. At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2002, accumulated net unrealized appreciation on investments was $1,054,757, consisting of $1,183,711 gross unrealized appreciation and $128,954 gross unrealized depreciation.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

5. INVESTMENTS IN PORTFOLIO FUNDS

The following table lists the Company's investments in Portfolio Funds as of March 31, 2002, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation in the form of management fees of 1% to 3% (per annum) of net assets and performance incentive fees or allocations of 10% to 25% of net profits earned.


                 INVESTMENTS                         % OF           FAIR            INCOME           FEES                REDEMPTION
                                                  NET ASSETS        VALUE           (LOSS)      MGMT      INCENTIVE      PERMITTED
-----------------------------------------------------------------------------------------------------------------------------------
Argent Lowlev Convertible Arbitrage Fund, LLC         4.86%    $   1,123,198    $  27,695    $  2,747     $   5,539      Monthly
Blackthorn Partners, LP                               2.80%          645,332        9,414       2,381            50      Quarterly
Candlewood QP Fund, LP                                3.55%          818,538       34,556       1,995         6,911      Quarterly
European Merger Fund, LLC                             2.90%          670,508       13,715       2,473         2,743      Quarterly
Farallon Capital Partners, LP                        11.59%        2,675,469      121,339       6,531        24,268      Annual
Footbridge Capital, LLC                               6.76%        1,560,192       18,170       3,830         3,634      Quarterly
Graham Global Investment Fund, LTD                    5.67%        1,309,535      (27,091)      9,695             -      Monthly
LIM Asia Arbitrage Fund                               2.88%          665,883       13,067       2,450         1,960      Monthly
HBV Arbitrage Partners, LP                                                 -        9,314       3,143             -      Quarterly
Marathon Fund, LP                                                          -       12,498         739         2,500      Quarterly
Marathon Special Opportunity Fund, LP                 3.98%          918,780       36,328       1,425         7,266      Quarterly
MPM BioEquities Fund, LP                              2.50%          576,527      (83,574)      2,823             -      Quarterly
RAB Europe Partners, LP                               2.96%          682,576        7,591       2,522         1,518      Monthly
Rubicon Global Partners, LP                           3.92%          904,419      (69,155)      2,345             -      Monthly
Sagamore Hill Partners, LP                            3.85%          888,964       22,113       3,272         4,423      Quarterly
Shaker Investments, LP                               10.18%        2,350,887       24,424       5,832             -      Quarterly
The Global Interest Rate Hedged Fund                  4.72%        1,090,513        8,123       4,051         1,625      Monthly
The Canyon Value Realization Fund, LP                 4.95%        1,142,466       47,695       2,783         9,539      Annual
Vega Select Opportunities Fund, LTD                   5.85%        1,349,739      123,337       3,322        24,667      Monthly
West Side Partners, LP                                6.73%        1,554,051      101,222       3,755        20,244      Monthly
Whitney New Japan Partners, LP                        2.76%          637,667       (2,704)      2,356             -      Quarterly
York Capital Management, LP                           2.77%          639,965        2,487       3,100             -      Quarterly
                                                     ------     ------------    ---------    --------     ---------
TOTAL                                                96.18%       22,205,209    $ 450,564    $ 73,570     $ 116,886
                                                                                =========    ========     =========

Other Assets, less Liabilities                        3.82%          882,259
                                                     ------     ------------
Members' Capital -- Net Assets                      100.00%     $ 23,087,468
                                                    =======     ============

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

    6.   RISK FACTORS

         An investment in the Company involves a high degree of risk, including the risk that the entire amount invested may be lost. The Company allocates assets to Portfolio Managers and invests in Portfolio Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counter party defaults. No guarantee or representation is made that the investment program will be successful.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

    7.   REPURCHASE OF COMPANY INTERESTS

         The Board of Managers may, from time to time and in its sole discretion, determine to cause the Company to repurchase interests or portions of interests in the Company from members pursuant to written tenders by members. The Investment Adviser expects that it will recommend to the Board of Managers that the Company offer to repurchase interests from members twice in each year, effective as of June 30th and December 31st of each year.

    8.   FINANCIAL HIGHLIGHT INFORMATION

         The following represents the ratios to average net assets and other supplemental information:

                                                                 PERIOD FROM                  PERIOD FROM SEPTEMBER 4, 2001
                                                                JANUARY 1, 2002               (COMMENCEMENT OF OPERATIONS)
                                                                TO MARCH 31, 2002                     TO DECEMBER 31, 2001

         Total return before incentive allocation*                  1.46%                                2.62%
         Incentive Allocation                                      (0.14%)                              (0.26%)
                                                                    ---                                  ----
         Total net return after incentive allocation*               1.32%                                2.36%
                                                                    ====                                 ====
         Net assets, end of period (000)                          $23,087                              $22,599

             *Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted. Total return is calculated for the members as a whole. An individual member's return may vary from these returns based on management fee, Incentive Allocation and the timing of capital contributions. Total returns for a period of less than a full year are not annualized.

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.

--------------------------------------------------------------------------------

    8.   FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

                                                              PERIOD FROM           PERIOD FROM SEPTEMBER 4, 2001
                                                            JANUARY 1, 2002        (COMMENCEMENT OF OPERATIONS)
                                                           TO MARCH 31, 2002           TO DECEMBER 31, 2001

         Annualized ratios to average net assets:

         Net investment income (loss)
                 before incentive allocation                    (2.14%)                      (0.85%)

         Operating expenses, excluding
                organizational expenses                          2.42%                        3.21%
         Organizational expenses                                   --                         2.88%
         Incentive allocation                                    0.59%                        0.80%
                                                                 ----                         ----
         Total expenses and incentive allocation
                  before waivers/reimbursements                  3.01%                        6.89%

         Expenses waived or reimbursed                          (0.27%)                      (5.08%)
                                                                 ----                         ----
         Net expenses                                            2.74%                        1.81%
                                                                 ====                         ====

    9.   SUBSEQUENT EVENTS

         As stated in the offering documents of Lazard Alternative Strategies Fund, L.L.C. (the "Company"), the Company is offering to purchase limited liability company interests in the Company ("Interests") from members of the Company ("Members") at their net asset value (that is, the value of the Company's assets minus its liabilities, multiplied by the proportionate interest in the Company a Member desires to redeem). The offer to purchase Interests (the "Offer") will remain open until 12:00 midnight, New York time, on May 31, 2002 unless the Offer is extended. The net asset value of Interests will be calculated for this purpose as of June 30, 2002 or, if the Offer is extended, approximately one month after the date by which Members must tender their Interests for repurchase (in each case, the "Valuation Date").

LAZARD ALTERNATIVE STRATEGIES FUND, L.L.C.
FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Board of Managers and officers of the Company is set forth below.

Name, Year of Birth, Address and   Length of     Principal Occupation During       Number of Lazard-Affiliated   Other Directorships
Position with Company              Time Served   Past Five Years                   Funds Overseen by Manager     Held by Manager
-----------------------------------------------------------------------------------------------------------------------------------

                                                       DISINTERESTED MANAGERS

Mr. Lawrence Kudlow, Born 1947       7 months    CEO, Kudlow & Co., LLC (2001-2002);          None                        None
Redding, CT                                      Sr. Managing Director and Chief
Manager                                          Economist, ING Barings (2000-
                                                 2001); Managing Director and
                                                 Chief Economist, Schroder & Co.
                                                 (1999-2000); Sr. Vice President
                                                 and Chief Economist, American
                                                 Skandia (1996-1999)

Mr. Leon M. Pollack, Born 1941       7 months    Managing Director, Donaldson,                None                        None
Palm Beach Gardens, FL                           Lufkin & Jenrette (1988-2002)
Manager


Mr. Richard Reiss, Jr, Born 1944     2 months    Managing Partner, Georgica Advisors,          8                            2
New York, NY                                     LLC (1991-2002)
Manager



                                                           INTERESTED MANAGER

Mr. Michael S. Rome, Born 1958       7 months    Managing Director, Lazard                     8                          None
Greenwich, CT                                    Alternatives, LLC (2001); Managing
Manager                                          Director, Lazard, LLC (1991-2002)



                                                      OFFICERS WHO ARE NOT MANAGERS

Mr. Daniel A. Federmann, Born 1970   7 months    Vice President and Treasurer,                N/A                          N/A
Kew Gardens, NY                                  Lazard Asset Management (2001-2002);
Treasurer                                        Audit Manager, Pricewaterhouse-
                                                 Coopers LLP (1992-1998)


Mr. Kevin Droutman, Born 1969        7 months    Manager, Lazard Asset Management             N/A                          N/A
Lake Grove, NY                                   (2001-2002); Manager, Accounting &
Assistant Treasurer                              Administration, McKinsey & Co. MGM
                                                 Investment Programs (1994-2001)


Mr. Nathan A. Paul, Born 1973        7 months    Vice President, Legal Affairs, Lazard        N/A                          N/A
Bergenfield, NJ                                  Asset Management (2000-2002);
Secretary                                        Associate, Schulte Roth & Zabel LLP
                                                 (1997-2000)



All Managers and officers serve for terms of indefinite duration.

Mr. Rome is considered an "interested person", as defined by the 1940 Act, of the Company by virtue of his affiliation with the Investment Adviser.